VARIABLE INTEREST ENTITIES ("VIE") - Summary of the Sale and Leaseback Arrangement (Details) - Variable Interest Entity, Primary Beneficiary $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Term of sale leaseback transaction	10 years
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
Sales value	$ 204.0
Term of sale leaseback transaction	10 years
First repurchase option	$ 173.8
Repurchase obligation at end of lease term	116.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
Sales value	$ 204.0
Term of sale leaseback transaction	10 years
First repurchase option	$ 173.8
Repurchase obligation at end of lease term	116.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
Sales value	$ 204.0
Term of sale leaseback transaction	10 years
First repurchase option	$ 173.8
Repurchase obligation at end of lease term	116.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
Sales value	$ 204.0
Term of sale leaseback transaction	10 years
First repurchase option	$ 173.8
Repurchase obligation at end of lease term	116.7
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
Sales value	$ 254.6
Term of sale leaseback transaction	10 years
First repurchase option	$ 168.7
Repurchase obligation at end of lease term	51.3
CCBFL Lessor Agreement | Golar Seal
Variable Interest Entity [Line Items]
Sales value	$ 203.0
Term of sale leaseback transaction	10 years
First repurchase option	$ 132.8
Repurchase obligation at end of lease term	63.4
COSCO Shipping Lessor Agreement | Golar Crystal
Variable Interest Entity [Line Items]
Sales value	$ 187.0
Term of sale leaseback transaction	10 years
First repurchase option	$ 97.3
Repurchase obligation at end of lease term	50.0
China State Shipbuilding Corporation, CSSC | Hilli
Variable Interest Entity [Line Items]
Sales value	$ 1,200.0
Term of sale leaseback transaction	10 years
First repurchase option	$ 633.2
Repurchase obligation at end of lease term	$ 300.0